Cover	Jul. 01, 2026
Cover [Abstract]
Amendment Flag	true
Amendment Description	Amended to include final prospectus for SEC review.
Entity Central Index Key	0002129780
Document Type	S-6
Entity Registrant Name	FT 13044
Document Period End Date	Jul. 01, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Objectives. The Trust seeks current monthly income, with capital appreciation as a secondary objective, by investing in a diversified portfolio of income-generating ETFs.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The FT 60/40 Target Income Portfolio is a unit investment trust that invests in ETFs which are diversified among multiple asset classes. Approximately 60% of the Trust’s portfolio consists of U.S. equity ETFs that employ an options overwrite strategy and approximately 40% of the portfolio consists of fixed income ETFs that are diversified among U.S. and foreign fixed income securities. The portfolio consists solely of First Trust ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor. The Trust’s portfolio will include both actively managed ETFs and ETFs that track an index.

The U.S. equity ETFs held by the Trust invest primarily in dividend-paying common stocks across all market capitalizations. In addition, the U.S. equity ETFs held by the Trust write call options on individual stocks and/or on stock indices in order to generate premium income. The U.S. equity ETFs in the portfolio were selected based on a number of factors including, but not limited to, the size and liquidity of the U.S. equity ETFs (requiring a minimum market capitalization of $50,000,000), the current dividend yield of the U.S. equity ETFs (prioritizing U.S. equity ETFs with the highest dividend yields), a minimum of six months of trading history, and the quality and character of the securities held by the U.S. equity ETFs (considering the consistency and reliability of dividends from the common stocks and premium income from the call options). All other factors being equal, the Sponsor selected U.S. equity ETFs with lower expense ratios, while attempting to limit the overlap of the securities held by the U.S. equity ETFs.

The fixed income ETFs held by the Trust invest primarily in fixed income securities and are diversified among U.S. and foreign fixed income securities to provide investors with income and diversification across a broad range of fixed income asset classes, including investment grade corporate bonds, high-yield bonds, mortgage-backed securities, U.S. Treasury Obligations, preferred securities, convertible securities, senior loans and foreign sovereign debt. The fixed income ETFs in the portfolio were selected based on a number of factors including, but not limited to, the size and liquidity of the fixed income ETFs (requiring a minimum market capitalization of $50,000,000), the current dividend yield of the fixed income ETFs (prioritizing fixed income ETFs with the highest yields), a minimum of six months of trading history, and the exposure to different fixed income asset types held by the fixed income ETFs. Additionally, the following factors are not specifically weighted, but rather are considered in combination with the above factors to construct an overall view for each fixed income ETF that aids in determining the fixed income ETF allocations for the Trust’s portfolio.

•	Interest Rate Outlook/Duration. The duration of a bond is a measure of its price sensitivity to interest rate movements based on the bond’s weighted average term to maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. The duration of the fixed income ETFs in the portfolio as of the Initial Date of Deposit is approximately 5 years.
•	Asset Type Valuation. Asset type valuation is a determination of the attractiveness of a fixed income asset type on the basis of valuation. The relative value offered by different fixed income assets are then evaluated by analyzing spread (yield of one fixed income asset type to the yield of another fixed income asset type), credit fundamentals (metrics impacting overall credit risk for a fixed income asset type, including rate of default and trends in earnings), credit quality (there is no specified limit of high yield securities as a percent of Trust assets) and supply and demand trends across the fixed income asset types (including new issue supply and maturity of the underlying securities). The Trust has no criteria relating to maturity.
•	Asset Type Fundamentals. Asset type fundamentals are metrics that impact a particular fixed income asset type, such as underlying leverage of issuers, default rates of issuers (prioritizing fixed income ETFs that hold securities with lower rates of default), earnings and debt levels of issuers and interest coverage of issuers. There are no specific criteria for the underlying leverage, earnings, debt levels, or interest coverage of an issuer; instead, those factors are considered in combination with each other to construct an overall view of valuation for each fixed-income asset type that aids in determining the allocations for the Trust’s portfolio. The Sponsor considered the trailing 12-month default rate for high yield securities categorically and prioritized fixed income ETFs holding securities with lower rates of default. The fundamentals are closely monitored and evaluated for trends to determine if risk is improving or deteriorating in the asset type.

All other factors being equal, the Sponsor selected fixed income ETFs with lower expense ratios, while attempting to limit the overlap of the securities held by the fixed income ETFs.

In connection with the Trust’s investments in ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor, First Trust Advisors L.P. will receive advisory fees from the underlying ETFs which it would not otherwise receive if the Trust invested solely in ETFs advised by unaffiliated third-parties. This may provide an incentive for the Sponsor to select ETFs advised by First Trust Advisors L.P. over ETFs advised by unaffiliated third-parties. The Sponsor may invest in an affiliated ETF even in circumstances where an unaffiliated ETF may have lower fees or better performance over certain time periods. However, the Sponsor selected what it considered to be the best suited ETFs to achieve the Trust’s investment objectives even though there may be other ETFs, including those advised by unaffiliated third-parties, that provide similar results.

While not a part of the Trust’s portfolio selection process, the Trust has exposure to covenant-lite loans and depositary receipts through the Trust’s investment in the Funds.

As with any similar investments, there can be no guarantee that the objectives of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.